Note 15 - Commitments and Contingencies	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Commitments Disclosure [Text Block]
15	Commitments and contingencies

As at
March
31,
2017,
the Company had the following commitments:

	Total	Less than 1 year	1-2 years	Thereafter
Lease commitments	$568	$64	$213	$291

Under the terms of the Amended Sandstorm Agreement, the Company may
be subject to a contingent liability if certain events occur (Note
8).